Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2021 USD ($)
Net operating losses	$ 16,925,200
Expiry date of operating losses	2041
December 31, 2006
Net operating losses	$ 159,600
Expiry date of operating losses	2026
December 31, 2007
Net operating losses	$ 2,310,000
Expiry date of operating losses	2027
December 31, 2008
Net operating losses	$ 2,638,800
Expiry date of operating losses	2028
December 31, 2009
Net operating losses	$ 1,665,000
Expiry date of operating losses	2029
December 31, 2010
Net operating losses	$ 944,400
Expiry date of operating losses	2030
December 31, 2011
Net operating losses	$ 631,600
Expiry date of operating losses	2031
December 31, 2012
Net operating losses	$ 391,900
Expiry date of operating losses	2032
December 31, 2013
Net operating losses	$ 252,000
Expiry date of operating losses	2033
December 31, 2014
Net operating losses	$ 444,900
Expiry date of operating losses	2034
December 31, 2015
Net operating losses	$ 365,600
Expiry date of operating losses	2035
December 31, 2016
Net operating losses	$ 971,100
Expiry date of operating losses	2036
December 31, 2017
Net operating losses	$ 799,000
Expiry date of operating losses	2037
December 31, 2018
Net operating losses	$ 521,100
Expiry date of operating losses	2038
December 31, 2019
Net operating losses	$ 1,459,400
Expiry date of operating losses	2039
December 31, 2020
Net operating losses	$ 1,524,900
Expiry date of operating losses	2040
December 31, 2021
Net operating losses	$ 1,845,900
Expiry date of operating losses	2041